LONG TERM DEPOSIT	12 Months Ended
Dec. 31, 2015
LONG TERM DEPOSIT [Abstract]
LONG TERM DEPOSIT

NOTE 6:-	LONG TERM DEPOSIT

	December 31,
	2015	2014

Bonds deposit (1)	$1,685	$-
Restricted account (2)	931	-
Other	54	54

	$2,670	$54

(1)	Bonds deposit of one payment of principal and interest reserves. See Note 10.

(2)	Restricted account of 931 funded relates to an interest reserve for Miami Loan. See Note 9d.